Label	Element	Value
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547580_SupplementTextBlock

Victory Funds

Victory CEMP US 500 Volatility Wtd Index ETF

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF

Victory CEMP Developed Enhanced Volatility Wtd Index ETF

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF

(the “Funds” and each a “Fund”)

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fees and Expenses of the Fund” and “Example” tables for each Fund found in the Prospectus:

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF (page 28)

Risk/Return [Heading]	rr_RiskReturnHeading	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) NONE
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current contractual fees and exclusion of business development companies (“BDCs”) from the Fund’s underlying index.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	If you wish to obtain more information, please call the Victory Funds at 866-376-7890. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF | Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[1]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 649

[1]	Restated to reflect current contractual fees and exclusion of business development companies ("BDCs") from the Fund's underlying index. Prior inclusion of BDCs in the Fund's underlying index had resulted in 0.13% of Acquired Fund Fees and Expenses ("AFFE") during the Fund's fiscal year ended June 30, 2015. AFFE are fees and expenses of investment companies (including BDCs) in which the Fund invests which are indirectly incurred by the Fund.
[2]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.